Description of the Business and Financial Condition (Q3) (Details)			3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 25, 2022 position	Feb. 09, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 10, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share) | $ / shares		$ 16
Convertible notes payable				$ 0		$ 0			$ 0	$ 0
Common stock, shares authorized (in shares) | shares		300,000,000		300,000,000		300,000,000			300,000,000		300,000,000
Preferred stock, shares authorized (in shares) | shares		10,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01			$ 0.01		$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01
Restructuring expenses				$ 2,797,000	$ 0	$ 6,039,000	$ 0
Cash and cash equivalents				55,143,000		55,143,000			$ 88,756,000		$ 34,607,000
Accumulated deficit				247,502,000		247,502,000			$ 215,135,000		$ 160,562,000
January 2022 Reduction
Subsidiary, Sale of Stock [Line Items]
Restructuring expenses						3,200,000
Payments for restructuring						$ 2,200,000
July 2022 Reduction
Subsidiary, Sale of Stock [Line Items]
Restructuring expenses				2,800,000
Payments for restructuring				$ 1,700,000
Reduction in force | position	37
Forecast | January 2022 Reduction
Subsidiary, Sale of Stock [Line Items]
Payments for restructuring								$ 1,000,000
Forecast | July 2022 Reduction
Subsidiary, Sale of Stock [Line Items]
Payments for restructuring			$ 1,100,000
Convertible Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Convertible preferred stocks outstanding (in shares) | shares									0	0
IPO and Private Placement
Subsidiary, Sale of Stock [Line Items]
Net proceeds from issuance of common stock upon initial public offering and Concurrent Private Placement, net of discount and commissions		$ 107,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Shares sold in offering (in shares) | shares		5,750,000
Share price (in dollars per share) | $ / shares		$ 16
Private placement
Subsidiary, Sale of Stock [Line Items]
Shares sold in offering (in shares) | shares		1,562,500
Net proceeds from issuance of common stock upon initial public offering and Concurrent Private Placement, net of discount and commissions		$ 25,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Shares sold in offering (in shares) | shares		750,000